Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend	0.00%	0.00%
Expected life	7 years	7 years
Minimum [Member]
Risk-free interest rate	1.09%	1.85%
Expected volatility	118.00%	121.00%
Maximum [Member]
Risk-free interest rate	126.00%	2.50%
Expected volatility	133.00%	132.00%